Right of use assets (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Disclosure of Detailed Information About Right Of Use Assets

	Land and buildings £m	Plant and equipment £m	Vehicles £m	Total £m
Net book value at 1 January 2019	907	27	137	1,071
Exchange adjustments	(28)	(2)	(6)	(36)

Additions through business combinations	66	11	2	79

Other additions	60	1	71	132
Depreciation	(145)	(8)	(61)	(214)
Disposals	(37)	(20)	(7)	(64)
Impairments	(2)	—	—	(2)
Reclassifications	—	13	(13)	—
Net book value at 31 December 2019	821	22	123	966